Subsequent Events - Summary of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 23, 2013	Dec. 01, 2012	Sep. 08, 2012	Feb. 25, 2012	Dec. 03, 2011	Sep. 10, 2011	Jun. 16, 2012	Jun. 18, 2011	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,890	$ 4,041	$ 3,929	$ 3,980	$ 4,101	$ 3,959	$ 5,237	$ 5,296	$ 17,097	$ 17,336	$ 17,357
Gross profit	547	521	519	572	559	549	707	730	2,294	2,410	2,400
Net loss from continuing operations	(174)	(15)	(56)	(42)	(43)	(8)	(18)	(17)	(263)	(110)	(200)
Net earnings (loss)	$ (1,412)	$ 16	$ (111)	$ (424)	$ (750)	$ 60	$ 41	$ 74	$ (1,466)	$ (1,040)	$ (1,510)
Net loss per share from continuing operations-diluted	$ (0.82)	$ (0.07)	$ (0.26)				$ (0.08)		$ (1.24)	$ (0.52)	$ (0.94)
Net earnings (loss) per share-diluted	$ (6.65)	$ 0.08	$ (0.52)	$ (2.00)	$ (3.54)	$ 0.28	$ 0.19	$ 0.35	$ (6.91)	$ (4.91)
Dividends declared per share				$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.3500
Weighted average shares-diluted	212	214	212	212	212	213	214	213	212	212	212
Net loss per share from continuing operations-diluted				$ (0.20)	$ (0.20)	$ (0.04)		$ (0.08)	$ (1.24)	$ (0.52)	$ (0.94)